Liability under insurance contracts (Tables)	12 Months Ended
Dec. 31, 2017
Insurance liabilities [Abstract]
Insurance liabilities
(c)	Insurance liabilities as of December 31, 2016 and 2017 are as follows:

	2016		2017
Policy reserve	~~W~~	22,366,865	24,515,364
Policyholder’s equity adjustment		10,569	(76)

	~~W~~	22,377,434	24,515,288

Policy reserve
(d)	Policy reserve as of December 31, 2016 and 2017 are as follows:

	2016		2017
Interest rate linked	~~W~~	15,177,891	16,464,193
Fixed interest rate		7,188,974	8,051,171

	~~W~~	22,366,865	24,515,364

The details of policy reserves
(e)	The details of policy reserves as of December 31, 2016 and 2017 are as follows:

	2016
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	4,848,027	9,451,671	6,958,191	21,257,889	37,777	297	38,074	21,295,963
Guarantee reserve		11,265	44,288	156	55,709	—	—	—	55,709
Unearned premium reserve		3	376	—	379	465	—	465	844
Reserve for outstanding claims		79,017	714,129	155,735	948,881	29,788	—	29,788	978,669
Interest rate difference guarantee reserve		1,882	163	13	2,058	—	—	—	2,058
Mortality gains reserve		6,212	5,275	222	11,709	4	—	4	11,713
Interest gains reserve		17,356	268	21	17,645	—	—	—	17,645
Long term duration dividend reserve		56	10	2	68	—	—	—	68
Reserve for policyholder’s profit dividend		2,862	—	—	2,862	—	—	—	2,862
Reserve for losses on dividend insurance contract		1,334	—	—	1,334	—	—	—	1,334

	~~W~~	4,968,014	10,216,180	7,114,340	22,298,534	68,034	297	68,331	22,366,865

	2017
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	5,343,670	10,628,661	7,323,183	23,295,514	32,538	57	32,595	23,328,109
Guarantee reserve		11,678	50,615	151	62,444	—	—	—	62,444
Unearned premium reserve		3	364	—	367	652	—	652	1,019
Reserve for outstanding claims		98,596	784,535	176,566	1,059,697	26,068	—	26,068	1,085,765
Interest rate difference guarantee reserve		2,280	159	12	2,451	—	—	—	2,451
Mortality gains reserve		7,736	5,195	200	13,131	5	—	5	13,136
Interest gains reserve		18,463	268	20	18,751	—	—	—	18,751
Long term duration dividend reserve		59	10	1	70	—	—	—	70
Reserve for policyholder’s profit dividend		2,374	—	—	2,374	—	—	—	2,374
Reserve for losses on dividend insurance contract		1,245	—	—	1,245	—	—	—	1,245

	~~W~~	5,486,104	11,469,807	7,500,133	24,456,044	59,263	57	59,320	24,515,364

Reinsurance credit risk
(f)	Reinsurance credit risk as of December 31, 2016 and 2017 are as follows:

	2016
	Reinsurance assets		Reinsurance account receivable
AA- to AA+	~~W~~	930	2,377
A- to A+		820	1,692

	~~W~~	1,750	4,069

	2017
	Reinsurance assets		Reinsurance account receivable
AA- to AA+	~~W~~	1,893	3,420
A- to A+		1,217	3,387

	~~W~~	3,110	6,807

Income or expenses on insurance
(g)	Income or expenses on insurance for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Insurance income:
Premium income	~~W~~	4,421,381	4,558,453	4,550,277
Reinsurance income		4,239	6,840	10,532
Separate account income		22,208	20,805	38,999

		4,447,828	4,586,098	4,599,808
Insurance expenses:
Claims paid		(1,946,669)	(2,007,831)	(2,213,285)
Reinsurance premium expenses		(5,306)	(8,405)	(13,220)
Provision for policy reserves		(2,277,549)	(2,325,010)	(2,147,139)
Separate account expenses		(22,207)	(20,805)	(38,999)
Discount charge		(458)	(548)	(632)
Acquisition costs		(596,124)	(559,213)	(543,752)
Collection expenses		(14,139)	(15,367)	(15,716)
Deferred acquisition costs		418,975	373,490	336,851
Amortization of deferred acquisition costs		(436,512)	(440,913)	(423,955)

		(4,879,989)	(5,004,602)	(5,059,847)

Net loss on insurance	~~W~~	(432,161)	(418,504)	(460,039)

Maturity of premium reserve
(h)	Maturity of premium reserve as of December 31, 2016 and 2017 are as follows:

	2016
	Less than 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Fixed interest rate	~~W~~	25,096	175,097	549,783	598,030	1,186,510	4,026,275	6,560,791
Interest rate linked		38,828	220,839	1,711,187	469,287	1,227,833	11,067,198	14,735,172

Ending balance	~~W~~	63,924	395,936	2,260,970	1,067,317	2,414,343	15,093,473	21,295,963

	2017
	Less than 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Fixed interest rate	~~W~~	62,611	256,126	646,634	550,935	1,227,656	4,629,667	7,373,629
Interest rate linked		32,364	660,966	1,549,321	384,276	1,359,071	11,968,482	15,954,480

Ending balance	~~W~~	94,975	917,092	2,195,955	935,211	2,586,727	16,598,149	23,328,109

The assumptions of the current estimation used to assessment and their basis for calculation

The assumptions of the current estimation used to assessment and their basis for calculation was as follows:

Assumptions
	2016	2017	Measurement basis
Discount rate	2.04% ~ 5.08%	2.16% ~ 4.94%	Scenario that adds liquidity premium to risk-free rate scenario is based on the rate scenario suggested by FSS

Mortality rate	8% ~ 445%	6.24% ~ 257.25%	Rate of premium paid on risk premium based on experience-based rate by classes of sales channel, product and transition period of last 5 years

Operating expense rate	Acquisition cost - The first time : 90% ~ 975.7% - From the second time : 0% ~ 282.5% Maintenance expense (each case): 214 won ~ 3,026 won Collection expenses (on gross premium): 0.03% ~ 1.03%	Acquisition cost - The first time : 90% ~ 1034.9% - From the second time : 0% ~ 212.9% Maintenance expense (each case): 843 won ~ 3,768 won Collection expenses (on gross premium): 0.03% ~ 1.05%	Operating expense rate on gross premium or expense per contract based on experience-based rate of last 1 year

Surrender ratio	1.00% ~ 64.83%	0.95% ~ 34.08%	Surrender ratio by classes of sales channel, product and transition period of last 5 years

The result of liability adequacy test

The result of liability adequacy test as of December 31, 2016 and 2017 are as follows:

	2016
	Provisions for test		LAT base	Premium loss (surplus)(*)
Participating:
Fixed interest	~~W~~	571,759	1,375,004	803,245
Variable interest		751,848	697,361	(54,487)

		1,323,607	2,072,365	748,758

Non-Participating:
Fixed interest		4,767,752	3,010,507	(1,757,245)
Variable interest		12,157,477	8,530,948	(3,626,529)

		16,925,229	11,541,455	(5,383,774)

	~~W~~	18,248,836	13,613,820	(4,635,016)

	2017
	Provisions for test		LAT base	Premium loss (surplus)(*)
Participating:
Fixed interest	~~W~~	582,842	1,351,510	768,668
Variable interest		811,078	854,073	42,995

		1,393,920	2,205,583	811,663

Non-Participating:
Fixed interest		5,374,209	2,083,833	(3,290,376)
Variable interest		13,374,917	9,819,816	(3,555,101)

		18,749,126	11,903,649	(6,845,477)

	~~W~~	20,143,046	14,109,232	(6,033,814)

(*)	To the extent the premiums are deficient to cover expected future losses at the entity level, an additional reserve is recorded for the premium deficiency. As of December 31, 2016 and 2017 no additional reserve was required.

Sensitivity analysis, LAT

Sensitivity analysis as of December 31, 2016 and 2017 are as follows:

	LAT fluctuation
	2016		2017
Discount rate increased by 0.5%	~~W~~	(1,643,171)	(1,492,528)
Discount rate decreased by 0.5%		1,874,896	1,635,133
Operating expense increased by 10%		176,568	138,689
Mortality rate increased by 10%		723,132	700,324
Mortality rate increased by 5%		354,587	318,270
Surrender ratio increased by 10%		365,768	326,184